Disclosure of detailed information about intangible assets (Details) - USD ($)	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	$ 24,595,742	$ 27,499,471
Disposal of Motorsports		(4,023,146)
Foreign exchange and other	(378,886)	485,154
Impairment	(113,277)
Held for Sale - Eden	(6,642,003)
Intangible Assets, Balance	17,461,576	23,961,479
Intangible Assets, Amortization, Balance	12,113,498	8,057,149
Amortization	1,861,336	2,998,398
Disposal of Motorsports		(956,689)
Foreign exchange	(371,762)	304,165
Held for Sale - Eden	(6,345,385)
Intangible Assets, Amortization, Balance	7,257,687	10,403,023
Intangible assets other than goodwill, Beginning balance	12,482,244
Intangible assets other than goodwill, Ending balance	10,203,889
Patent [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	9,430,265	9,430,265
Disposal of Motorsports
Foreign exchange and other
Impairment
Held for Sale - Eden
Intangible Assets, Balance	9,430,265	9,430,265
Intangible Assets, Amortization, Balance	2,514,737	628,684
Amortization	943,026	943,026
Disposal of Motorsports
Foreign exchange
Held for Sale - Eden
Intangible Assets, Amortization, Balance	3,457,763	1,571,710
Intangible assets other than goodwill, Beginning balance	6,915,528
Intangible assets other than goodwill, Ending balance	5,972,502
Application Platforms [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	1,073,045	1,322,802
Disposal of Motorsports
Foreign exchange and other	(14,450)	22,001
Impairment	(50,602)
Held for Sale - Eden	(269,098)
Intangible Assets, Balance	738,895	1,344,803
Intangible Assets, Amortization, Balance	966,444	793,041
Amortization	56,000	104,273
Disposal of Motorsports
Foreign exchange	(14,451)	18,157
Held for Sale - Eden	(269,098)
Intangible Assets, Amortization, Balance	738,895	915,471
Intangible assets other than goodwill, Beginning balance	106,601
Intangible assets other than goodwill, Ending balance
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	8,330,683	10,763,975
Disposal of Motorsports		(3,598,869)
Foreign exchange and other	(271,030)	349,861
Impairment
Held for Sale - Eden	(4,709,219)
Intangible Assets, Balance	3,350,434	7,514,967
Intangible Assets, Amortization, Balance	6,340,302	4,909,000
Amortization	424,336	1,377,922
Disposal of Motorsports		(532,412)
Foreign exchange	(271,030)	316,406
Held for Sale - Eden	(4,709,219)
Intangible Assets, Amortization, Balance	1,784,389	6,070,916
Intangible assets other than goodwill, Beginning balance	1,990,381
Intangible assets other than goodwill, Ending balance	1,566,045
Brand [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	2,137,449	2,310,475
Disposal of Motorsports		(201,627)
Foreign exchange and other	(78,718)	109,143
Impairment	(62,675)
Held for Sale - Eden	(1,390,134)
Intangible Assets, Balance	605,922	2,217,991
Intangible Assets, Amortization, Balance	1,375,647	1,077,491
Amortization	199,413	249,007
Disposal of Motorsports		(201,627)
Foreign exchange	(58,913)	51,573
Held for Sale - Eden	(1,112,108)
Intangible Assets, Amortization, Balance	404,039	1,176,444
Intangible assets other than goodwill, Beginning balance	761,802
Intangible assets other than goodwill, Ending balance	201,883
Customer Lists And Contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	3,624,300	3,671,954
Disposal of Motorsports		(222,650)
Foreign exchange and other	(14,688)	4,149
Impairment
Held for Sale - Eden	(273,552)
Intangible Assets, Balance	3,336,060	3,453,453
Intangible Assets, Amortization, Balance	916,368	648,933
Amortization	238,561	324,170
Disposal of Motorsports		(222,650)
Foreign exchange	(27,368)	(81,971)
Held for Sale - Eden	(254,960)
Intangible Assets, Amortization, Balance	872,601	$ 668,482
Intangible assets other than goodwill, Beginning balance	2,707,932
Intangible assets other than goodwill, Ending balance	$ 2,463,459